Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research and Development Expenses
Research and Development Expenses

18. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Clinical trial related costs	73,693	45,250	38,589
Personnel compensation and related costs	35,340	24,848	21,698
Other research and development expenses	5,128	5,425	6,584
	114,161	75,523	66,871